Document and Entity Information	Aug. 11, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC
Amendment Flag	false
Entity Central Index Key	0000004904
Document Type	8-K
Document Period End Date	Aug. 11, 2020
Entity Incorporation State Country Code	NY
Entity File Number	1-3525
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Corporate Unit
Trading Symbol	AEP PR B
Security Exchange Name	NYSE